Significant accounting policies	12 Months Ended
Dec. 31, 2019
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Significant accounting policies	Accounting policies

General information
This document constitutes the Annual Report and Financial Statements in accordance with UK Listing Rules requirements and the Annual Report on Form
20-F
in accordance with the US Securities Exchange Act of 1934.
The Consolidated Financial Statements of InterContinental Hotels Group PLC (the Group or IHG) for the year ended 31 December 2019 were authorised for issue in accordance with a resolution of the Directors on 17 February 2020. InterContinental Hotels Group PLC (the Company) is incorporated and domiciled in Great Britain and registered in England and Wales.
Basis of preparation
The Consolidated Financial Statements of IHG have been prepared on a going concern basis and under the historical cost convention, except for assets classified as fair value through profit or loss, assets classified as fair value through other comprehensive income and liabilities and derivative financial instruments measured at fair value through profit or loss. The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the IASB and in accordance with IFRS as adopted by the European Union (EU) and as applied in accordance with the provisions of the Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.
The impact of adopting new accounting standards is disclosed on pages 146 to 149.
Presentational currency
The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.
In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the rates of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.
The functional currency of the Parent Company is sterling since this is a non-trading
holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and inter-company balances.
Critical accounting policies and the use of judgements, estimates and assumptions
In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements, and the reported amounts of revenues and expenses during the reporting period.
Judgements
System Fund
The Group operates a System Fund (the Fund) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. Assessments are generally levied as a percentage of hotel revenues.

The Fund is not managed to generate a profit or loss for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
In relation to marketing and reservation services, the Group’s performance obligation under IFRS 15 ‘Revenue from Contracts with Customers’ is determined to be the continuous performance of the services rather than the spending of the assessments received. Accordingly, assessment fees are recognised as hotel revenues occur, Fund expenses are charged to the Group income statement as incurred and no constructive obligation is deemed to exist under IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’. Accordingly, no liability is recognised relating to the balance of unspent funds.
No other critical judgements have been made in applying the Group’s accounting policies.
Estimates
Management consider that critical estimates and assumptions are used for measuring the deferred revenue relating to the loyalty programme and in impairment testing, as discussed in further detail below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances, however actual results could differ.
Loyalty
programme
The hotel loyalty programme, IHG Rewards Club, enables members to earn points, funded through hotel assessments, during each qualifying stay at an IHG branded hotel and consume points at a later date for free accommodation or other benefits. The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’. On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of the number of points that will never be consumed (‘breakage’). Significant estimation uncertainty exists in projecting members’ future consumption activity.
Actuarial gains and losses would correspondingly adjust the amount of System Fund revenues recognised and deferred revenue in the Group statement of financial position.
At 31 December 2019, deferred revenue relating to the loyalty programme was $1,233m (2018: $1,181m). Based on the conditions existing at the balance sheet date, a one percentage point decrease in the breakage estimate relating to outstanding points would increase this liability by approximately $16m.
Impairment testing
UK portfolio
In 2019, an impairment charge of $81m has been recognised in relation to the UK leased portfolio, triggered by trading disruption as a result of renovations and the re-branding
of the hotels and increasingly challenging trading conditions in 2019. Management has reassessed its short and medium-term forecasts which assume that some disruption continues into 2020, and that hotels see progressive trading improvements when the renovation and re-branding
projects complete. As a result of the impairment, goodwill of $49m recorded on acquisition of the portfolio has been written off in full, with a further $32m recognised as an impairment of the IFRS 16 right-of-use
asset. Information on the impairment tests performed is included in note 13.
Contingent purchase consideration in relation to the UK portfolio comprises the above-market element of the expected lease payments to the landlord and includes variable rentals which are based on hotel performance. A fair value gain of $38m was recorded in the year which included the impact of a reduction in expected variable rentals payable. Information on the inputs to the fair value calculation is included in note 25.
Given the materiality of the items and the fact that the same underlying cash flows have been used to test for the impairment and to measure the fair value of contingent purchase consideration, they have been classified as exceptional items with the net impact being a $43m charge to the Group income statement and an equivalent reduction in net assets, excluding related tax impacts.
The sensitivity to the key assumptions is as follows:

•
a one percentage point decrease in hotel RevPAR growth over the specific projection period would have resulted in further impairment of $23m to the right-of-use
asset and a $3m higher contingent purchase consideration gain.

•
a one percentage point increase in the discount rate used to discount the projected cash flows would have resulted in further impairment of $4m to the right-of-use
asset and a $1m higher contingent purchase consideration gain.

Kimpton
In 2019, an impairment charge of $50m has been recognised in respect of the Kimpton management contract portfolio acquired in 2015. The impairment results from management’s revised expectations regarding future trading which have been revised downwards in line with industry growth forecasts, the rate of hotel exits (‘attrition’) which has increased to reflect past experience, and the cost of retaining hotels within the portfolio. Information on the impairment test performed is included in note 13.
The sensitivity to the key assumptions is as follows:

•	a 10% reduction in projected management fees would have resulted in further impairment of $9m.

•	a one percentage point increase in the discount rate used to discount the projected management fees would have resulted in further impairment of $7m.

•	an increase in the assumed attrition rate for 2020 by one hotel would have resulted in further impairment of $3m.
Significant accounting policies
Basis of consolidation
The Consolidated Financial Statements comprise the Financial Statements of the Parent Company and entities controlled by the Group. Control exists when the Group has:

•	power over an investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee );

•	exposure, or rights, to variable returns from its involvement with the investee ; and

•	the ability to use its power over the investee to affect its returns.
All intra-group balances and transactions are eliminated on consolidation.
The assets, liabilities and results of those businesses acquired or disposed of are consolidated for the period during which they were under the Group’s control.
The Group operates a deferred compensation plan in the US which allows certain employees to make additional provision for retirement, through the deferral of salary with matching company contributions. Employees can draw down on the plan in certain limited circumstances during employment. The assets of the plan are held in a company-owned trust which is not consolidated as the relevant activity of the trust, being the investment of the funds in the trust, is directed by the participating employees of the plan and the company has no exposure to the gains and losses resulting from those investment decisions. The assets of the trust are held solely for the benefit of the participating employees and to pay plan expenses, other than in the case of a company insolvency in which case they can be claimed by the general creditors of the company. At 31 December 2019, the trust had assets with a fair value of $218m (2018: $193m).

Foreign currencies
Transactions in foreign currencies are translated to functional currency at the exchange rates ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the relevant rates of exchange ruling on the last day of the period. Foreign exchange differences arising on translation are recognised in the Group income statement except on foreign currency borrowings that provide a hedge against a net investment in a foreign operation. These are taken directly to the currency translation reserve until the disposal of the net investment, at which time they are recycled against the gain or loss on disposal.
The assets and liabilities of foreign operations, including goodwill, are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for the period. The exchange differences arising on retranslation are taken directly to the currency translation reserve. On disposal of a foreign operation, the cumulative amount recognised in the currency translation reserve relating to that particular foreign operation is recycled against the gain or loss on disposal.
Business combinations and goodwill
On the acquisition of a business, identifiable assets acquired and liabilities assumed are measured at their fair value. Contingent liabilities assumed are measured at fair value unless this cannot be measured reliably, in which case they are not recognised but are disclosed in the same manner as other contingent liabilities. The measurement of deferred tax assets and liabilities arising on acquisition is as described in the general principles detailed within the ‘Taxes’ accounting policy note on page 143 with the exception that no deferred tax is provided on taxable temporary differences in connection with the initial recognition of goodwill.
The cost of an acquisition is measured as the aggregate of the fair value of the consideration transferred. Contingent purchase consideration is measured at fair value on the date of acquisition, and is re-measured
at fair value at each reporting date with changes in fair value recognised on the face of the Group income statement below operating profit. Deferred purchase consideration is measured at amortised cost and its unwind is recorded in financial expenses.
Payments of contingent purchase consideration reduce the balance sheet liability. The portion of each payment relating to the original estimate of the fair value of the contingent purchase consideration on acquisition is reported within cash flow from investing activities in the Group statement of cash flows and the portion of each payment relating to the increase or decrease in the liability since the acquisition date is reported within cash flow from operations.
Goodwill is recorded at cost, being the difference between the fair value of the consideration and the fair value of net assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses and is not amortised.
Goodwill is tested for impairment at least annually by comparing carrying values of cash-generating units with their recoverable amounts. Impairment losses relating to goodwill cannot be subsequently reversed.
Transaction costs are expensed and are not included in the cost of acquisition.

Intangible assets
Brands
Externally acquired brands are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the brands are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Brands are amortised over their estimated useful lives (and tested for impairment if there are indicators of impairment) or tested for impairment at least annually if determined to have indefinite lives.
The costs of developing internally generated brands are expensed as incurred.
Management agreements
Management agreements acquired as part of a business combination are initially recorded at the fair value attributed to those contracts on acquisition.
The value of management agreements is amortised on a straight-line basis over the contract lives, including any extension periods at the Group’s option.
Software
Acquired and internally developed software are capitalised on the basis of the costs incurred to acquire and bring to use the specific software. Costs are generally amortised over estimated useful lives of three to five years on a straight-line basis.
Internally generated development costs are expensed unless forecast revenues exceed attributable forecast development costs, in which case they are capitalised and amortised over the estimated useful life of the asset.
Property, plant and equipment
Property, plant and equipment are stated at cost less depreciation and any impairment.
Repairs and maintenance costs are expensed as incurred.
Land is not depreciated. All other property, plant and equipment are depreciated to a residual value over their estimated useful lives, namely:

•	buildings – over a maximum of 50 years; and

•	fixtures, fittings and equipment – three to 25 years.
All depreciation is charged on a straight-line basis. Residual value is reassessed annually.
Property, plant and equipment are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. Assets that do not generate independent cash flows are combined into cash-generating units. If carrying values exceed their estimated recoverable amount, the assets or cash-generating units are written down to the recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses, and any subsequent reversals, are recognised in the Group income statement.
Leases
On inception of a contract, the Group assesses whether it contains a lease. A contract contains a lease when it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to use the asset and the obligation under the lease to make payments are recognised in the Group statement of financial position as a right-of-use
asset and a lease liability.

Lease contracts may contain both lease and
non-lease
components. The Group allocates payments in the contract to the lease and non-lease
components based on their relative stand-alone prices and applies the lease accounting model only to lease components.
The
right-of-use
asset recognised at lease commencement includes the amount of lease liability recognised, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received.
Right-of-use
assets are depreciated to a residual value over the shorter of the asset’s estimated useful life and the lease term.
Right-of-use
assets are also adjusted for any
re-measurement
of lease liabilities and are subject to impairment testing. Residual value is reassessed annually.
The lease liability is initially measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including
‘in-substance
fixed’ payments) and variable lease payments that depend on an index or a rate, less any lease incentives receivable.
‘In-substance
fixed’ payments are payments that may, in form, contain variability but that, in substance, are unavoidable. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease term includes periods subject to extension options which the Group is reasonably certain to exercise and excludes the effect of early termination options where the Group is not reasonably certain that it will exercise the option. Minimum lease payments include the cost of a purchase option if the Group is reasonably certain it will purchase the underlying asset after the lease term.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is re-measured
if there is a modification, a change in the lease term, a change in the
‘in-substance
fixed’ lease payments or as a result of a rent review or change in the relevant index or rate.
Variable lease payments that do not depend on an index or a rate are recognised as an expense in the period over which the event or condition that triggers the payment occurs. In respect of variable leases which guarantee a minimum amount of rent over the lease term, the guaranteed amount is considered to be an
‘in-substance
fixed’ lease payment and included in the initial calculation of the lease liability. Payments which are
‘in-substance
fixed’ are charged against the lease liability.
The Group has opted not to apply the lease accounting model to intangible assets, leases of low-value
assets or leases which have a term of less than 12 months. Costs associated with these leases are recognised as an expense on a straight-line basis over the lease term.
Sub-leases
of the Group’s assets are generally classified as operating leases as the risks and rewards of ownership are not substantially transferred to the sub-lessee.
Rental income arising is accounted for on a straight-line basis in the Group income statement.
Lease payments are presented as follows in the Group statement of cash flows:

•
short-term lease payments, payments for leases of
low-value
assets and variable lease payments that are not included in the measurement of the lease liabilities are presented within cash flows from operating activities;

•	payments for the interest element of recognised lease liabilities are included in ‘interest paid’ within cash flows from operating activities; and

•	payments for the principal element of recognised lease liabilities are presented within cash flows from financing activities.
Associates and joint ventures
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies. A joint venture exists when two or more parties have joint control over, and rights to the net assets of, the venture. Joint control is the contractually agreed sharing of control which only exists when decisions about the relevant activities require the unanimous consent of the parties sharing control.
In determining the extent of power or significant influence, consideration is given to other agreements between the Group, the investee entity, and the investing partners, including any related management or franchise agreements and the existence of any performance guarantees.
Associates and joint ventures are accounted for using the equity method unless the associate or joint venture is classified as held for sale. Under the equity method, the Group’s investment is recorded at cost adjusted by the Group’s share of post-acquisition profits and losses and other movements in the investee’s reserves. When the Group’s share of losses exceeds its interest in an associate or joint venture, the Group’s carrying amount is reduced to $nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an associate or joint venture.
If there is objective evidence that an associate or joint venture is impaired, an impairment charge is recognised if the carrying amount of the investment exceeds its recoverable amount.
Upon loss of significant influence over an associate or joint control of a joint venture, any retained investment is measured at fair value with any difference to carrying value recognised in the Group income statement.
Financial assets
On initial recognition, the Group classifies its financial assets as being subsequently measured at amortised cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL).
Financial assets which are held to collect contractual cash flows and give rise to cash flows that are solely payments of principal and interest are subsequently measured at amortised cost. Interest on these assets is calculated using the effective interest rate method and is recognised in the Group income statement as financial income. The Group recognises a provision for expected credit losses for financial assets held at amortised cost. Where there has not been a significant increase in credit risk since initial recognition, provision is made for defaults that are possible within the next 12 months. Where there has been a significant increase in credit risk since initial recognition, provision is made for credit losses expected over the remaining life of the asset.
The Group has elected to irrevocably designate equity investments as FVOCI when they meet the definition of equity and are not held for trading. Changes in the value of equity investments classified as FVOCI are recorded directly in equity within the fair value reserve and are never recycled to the Group income statement. Dividends from equity investments classified as FVOCI are recognised in the Group income statement as other operating income. Equity instruments classified as FVOCI are not subject to impairment assessment.
Financial assets measured at FVTPL include money market funds and other financial assets which do not have a fixed date of repayment.

Trade receivables
Trade receivables are recorded at their original amount less provision for expected credit losses. The Group has elected to apply the simplified version of the expected credit loss model permitted by IFRS 9 ‘Financial Instruments’ in respect of trade receivables, which involves assessing lifetime expected credit losses on all balances. The Group has established a provision matrix that is based on its historical credit loss experience by region and may be adjusted for specific forward-looking factors. The carrying amount of the receivable is reduced through the use of a provision account and movements in the provision are recognised in the Group income statement within cost of sales.
When a previously provided trade receivable is uncollectable, it is written off against the provision. Balances which are more than 180 days past due are considered to be in default and are written off the ledgers but continue to be actively pursued. Adjustments to this policy may be made in specific circumstances.
At each reporting date, the Group assesses whether trade receivables are credit-impaired, for example if the customer is in significant financial difficulty.
Cash and cash equivalents
Cash comprises cash in hand and demand deposits.
Cash equivalents are short-term highly liquid investments with an original maturity of three months or less that are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.
Cash and cash equivalents may include amounts which are subject to regulatory or other contractual restrictions and not available for general use by the Group.
Cash balances are classified as other financial assets when subject to a specific charge or contractually ring-fenced for a specific purpose, such that the Group does not control the circumstances or timing of its release.
Money market funds
Money market funds are held at FVTPL, with distributions recognised in financial income.
Bank and other borrowings
Bank and other borrowings are initially recognised at the fair value of the consideration received less directly attributable transaction costs. They are subsequently measured at amortised cost. Finance charges, including the transaction costs and any discount or premium on issue, are recognised in the Group income statement using the effective interest rate method.
Borrowings are classified as
non-current
when the repayment date is more than 12 months from the
period-end
date or where they are drawn on a facility with more than 12 months to expiry.
Derivative financial instruments and hedging
Derivatives are initially recognised and subsequently
re-measured
at fair value. The method of recognising the
re-measurement
depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged (see below).
Changes in the fair value of derivatives which have either not been designated as hedging instruments or relate to the ineffective portion of hedges are recognised immediately in the Group income statement.
Documentation outlining the measurement and effectiveness of any hedging arrangement is maintained throughout the life of the hedge relationship.
Interest arising from currency derivatives and interest rate swaps is recorded in either financial income or expenses over the term of the agreement, unless the accounting treatment for the hedging relationship requires the interest to be taken to reserves.

Interest paid reported within the Group statement of cash flows includes interest paid on the Group’s bonds, net of the effect of the related derivative financial instruments.
Cash flow hedges
Financial instruments are classified as cash flow hedges when they hedge exposure to variability in cash flows that are attributable to either a highly probable forecast transaction or a particular risk associated with a recognised asset or liability.
Changes in the fair value are recorded in other comprehensive income and the cash flow hedging reserve to the extent that the hedges are effective. When the hedged item is recognised, the cumulative gains and losses on the related hedging instrument are reclassified to the Group income statement, within financial expenses.
Net investment hedges
Financial instruments are classified as net investment hedges when they hedge the Group’s net investment in foreign operations.
Changes in the fair value are recorded in other comprehensive income and the currency translation reserve to the extent that the hedges are effective. The cumulative gains and losses remain in equity until a foreign operation is sold, at which point they are reclassified to the Group income statement.
Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset and the net amount is reported in the Group statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the assets and settle the liabilities simultaneously. To meet these criteria, the right of set-off
must not be contingent on a future event and must be legally enforceable in all of the following circumstances: the normal course of business, the event of default and the event of insolvency or bankruptcy of the Group and all of the counterparties.
Provisions
Provisions are recognised when the Group has a present obligation as a result of a past event, it is probable that a payment will be made and a reliable estimate of the amount payable can be made. If the effect of the time value of money is material, the provision is discounted using a current pre-tax
discount rate that reflects the risks specific to the liability.
In respect of litigation, provision is made when management consider it probable that payment may occur even though the defence of the related claim may still be ongoing through the court process.
Taxes
Current tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities, including interest. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.
Deferred tax
Deferred tax assets and liabilities are recognised in respect of temporary differences between the tax base and carrying value of assets and liabilities including on property, plant and equipment, intangible assets, application fees, contract costs, unrelieved tax losses, unremitted profits from subsidiaries, gains rolled over into replacement assets, and other short-term temporary differences.
Judgement is used when assessing the extent to which deferred tax assets, particularly in respect of tax losses, should be recognised. Deferred tax assets are therefore recognised to the extent that it is regarded as probable that there will be sufficient and suitable taxable profits (including the future release of deferred tax liabilities) in the relevant legal entity or tax group against which such assets can be utilised in the future. For this purpose, forecasts of future taxable profits are considered by assessing the Group’s forecast revenue and profit models, taking into account future growth predictions and operating cost assumptions. Accordingly, changes in assumptions to the Group’s forecasts may have an impact on the amount of future taxable profits and therefore the period over which any deferred tax assets might be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period.
Where deferred tax assets and liabilities arise in the same entity or group of entities and there would be a legal right to offset the assets and liabilities were they to reverse, the assets and liabilities are also offset on the Group statement of financial position. Otherwise, the assets and liabilities are not offset.
Retirement benefits
Defined contribution plans
Payments to defined contribution schemes are charged to the Group income statement as they fall due.
Defined benefit plans
Plan assets are measured at fair value and plan liabilities are measured on an actuarial basis using the projected unit credit method, discounted at an interest rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The difference between the value of plan assets and liabilities at the period-end
date is the amount of surplus or deficit recorded in the Group statement of financial position as an asset or liability. An asset is recognised when the employer has an unconditional right to use the surplus at some point during the life of the plan or on its wind-up.
The service cost of providing pension benefits to employees, together with the net interest expense or income for the year, is charged to the Group income statement within ‘administrative expenses’. Net interest is calculated by applying the discount rate to the net defined benefit asset or liability, after any asset restriction. Past service costs and gains, which are the change in the present value of the defined benefit obligation for employee service in prior periods resulting from plan amendments, are recognised immediately the plan amendment occurs. Settlement gains and losses, being the difference between the settlement cost and the present value of the defined benefit obligations being settled, are recognised when the settlement occurs.
Re-measurements
comprise actuarial gains and losses, the return on plan assets (excluding amounts included in net interest) and changes in the amount of any asset restrictions. Actuarial gains and losses may result from: differences between the actuarial assumptions underlying the plan liabilities and actual experience during the year or changes in the actuarial assumptions used in the valuation of the plan liabilities.
Re-measurement
gains and losses, and taxation thereon, are recognised in other comprehensive income and are not reclassified to profit or loss in subsequent periods.
Actuarial valuations are carried out on a regular basis and are updated for material transactions and other material changes in circumstances (including changes in market prices and interest rates) up to the end of the reporting period.
Assets held for sale
Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than continuing use and a sale is highly probable and expected to complete within one year. For a sale to be highly probable, management need to be committed to a plan to sell the asset and the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value.

Assets designated as held for sale are held at the lower of carrying amount at designation and fair value less costs to sell.
Depreciation and amortisation is not charged against assets classified as held for sale.
Disposal of
non-current
assets
The Group recognises sales proceeds and any related gain or loss on disposal on completion of the sales process. In determining whether the gain or loss should be recorded, the Group considers whether it:

•	has a continuing managerial involvement to the degree associated with asset ownership;

•	has transferred the significant risks and rewards associated with asset ownership; and

•	can reliably measure and will actually receive the proceeds.
Revenue recognition
Revenue is recognised at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
Fee business revenue
Under franchise agreements, the Group’s performance obligation is to provide a licence to use IHG’s trademarks and other intellectual property. Franchise royalty fees are typically charged as a percentage of hotel gross rooms revenues and are treated as variable consideration, recognised as the underlying hotel revenues occur.
Under management agreements, the Group’s performance obligation is to provide hotel management services and a licence to use IHG’s trademarks and other intellectual property. Base and incentive management fees are typically charged. Base management fees are typically a percentage of total hotel revenues and incentive management fees are generally based on the hotel’s profitability or cash flows. Both are treated as variable consideration. Like franchise fees, base management fees are recognised as the underlying hotel revenues occur. Incentive management fees are recognised over time when it is considered highly probable that the related performance criteria will be met, provided there is no expectation of a subsequent reversal of the revenue.
Application and
re-licensing
fees are not considered to be distinct from the franchise performance obligation and are recognised over the life of the related contract.
Franchise and management agreements also contain a promise to provide technology support and network services to hotels. A monthly technology fee, based on either gross rooms revenues or the number of rooms in the hotel, is charged and recognised over time as these services are delivered. Technology fee income is included in Central revenue.
IHG’s global insurance programme provides coverage to managed hotels for risks such as US workers’ compensation, employee and general liability. Premiums are payable by the hotels to the third-party insurance provider. As some of the risk is reinsured by the Group’s captive insurance company (‘the Captive’), SCH Insurance Company, premiums paid from the third-party insurance provider to the Captive are recognised as revenue as premiums are earned.
Contract assets
Amounts paid to hotel owners to secure management and franchise agreements (‘key money’) are treated as consideration payable to a customer. A contract asset is recorded which is recognised as a deduction to revenue over the initial term of the contract. Where loans are provided to an owner the difference, if any, between the face and market value of the loan is capitalised as a contract asset.

Performance guarantees
In limited cases, the Group may provide performance guarantees to third-party hotel owners to secure management agreements. The expected value of payments under performance guarantees reduces the overall transaction price and is treated as a reduction to revenue over the life of the contract.
Revenue from owned, leased and managed lease hotels
At its owned, leased and managed lease hotels, the Group’s performance obligation is to provide accommodation and other goods and services to guests. Revenue includes rooms revenue and food and beverage sales, which is recognised when the rooms are occupied and food and beverages are sold.
Cost reimbursements
In a managed property, the Group acts as employer of the general manager and other employees at the hotel and is entitled to reimbursement of these costs. The performance obligation is satisfied over time as the employees perform their duties, consistent with when reimbursement is received. Reimbursements for these services are shown as revenue with an equal matching employee cost, with no profit impact. Certain other costs relating to both managed and franchised hotels are also contractually reimbursable to IHG and, where IHG is deemed to be acting as principal in the provision of the related services, the revenue and cost are shown on a gross basis.
System Fund revenues
The Group operates a System Fund (the Fund) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. The Fund also receives proceeds from the sale of loyalty points under third-party co-branding
arrangements. The Fund is not managed to generate a profit or loss for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System. Under both franchise and management agreements, the Group is required to provide marketing and reservations services, as well as other centrally managed programmes. These services are provided by the Fund and are funded by assessment fees. Costs are incurred and allocated to the Fund in accordance with the principles agreed with the IHG Owners Association. The Group acts as principal in the provision of the services as the related expenses primarily comprise payroll and marketing expenses under contracts entered into by the Group. The assessment fees from hotel owners are generally levied as a percentage of hotel revenues and are recognised as those hotel revenues occur.
Certain travel agency commission revenues within the Fund are recognised on a net basis, where it has been determined that IHG is acting as agent.
In respect of the loyalty programme (IHG Rewards Club), the related performance obligation is to arrange for the provision of future benefits to members on consumption of previously earned reward points. Members have a choice of benefits: reward nights at an IHG hotel or other goods or services provided by third parties. Under its franchise and management agreements, IHG receives assessment fees based on total qualifying hotel revenue from IHG Rewards Club members’ hotel stays.
The Group’s performance obligation is not satisfied in full until the member has consumed the points at a participating hotel or selected a reward from a third party. Accordingly, loyalty assessments are deferred in an amount that reflects the stand-alone selling price of the future benefit to the member. Revenue is impacted by a ‘breakage’ estimate of the number of points that will never be consumed. On an annual basis, the Group engages an external actuary who uses statistical formulae to assist in formulating this estimate, which is adjusted to reflect actual experience up to the reporting date.

As materially all of the points will be either consumed at IHG managed or franchised hotels owned by third parties, or exchanged for awards provided by third parties, IHG is deemed to be acting as agent on consumption and therefore recognises the related revenue net of the cost of reimbursing the hotel or third party that is providing the benefit.
Performance obligations under the Group’s
co-branding
arrangements comprise:

•	arranging for the provision of future benefits to members who have earned points or free night certificates;

•	marketing services; and

•	providing the co-brand partner with the right to access the loyalty programme .
Fees from these agreements comprise fixed

amounts normally payable at the beginning of the contract, and variable amounts paid on a monthly basis. Variable amounts are typically based on the number of points and free night certificates issued to members and the marketing services performed by the Group. Total fees are allocated to the performance obligations based on their estimated stand-alone selling prices. Revenue allocated to marketing and licensing obligations is recognised
on a monthly basis as the obligation is satisfied. Revenue relating to points and free night certificates is recognised
when the member has consumed the points or certificates at a participating hotel or has selected a reward from a third party, net of the cost of reimbursing the hotel or third party that is providing the benefit.
Judgement is required in estimating the stand-alone selling prices which are based upon generally accepted valuation methodologies regarding the value of the licence provided, and the number of points and certificates expected to be issued. However, the value of revenue recognised and the deferred revenue balance at the end of the year is not materially sensitive to changes in these assumptions.
Contract costs
Certain costs incurred to secure management and franchise agreements, typically developer commissions, are capitalised and amortised over the initial term of the related contract. These costs are presented as ‘Contract costs’ in the Group statement of financial position.
Contract assets and contract costs are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.
Share-based payments
The cost of equity-settled transactions with employees is measured by reference to fair value at the date at which the right to the shares is granted. Fair value is determined by an external valuer using option pricing models.
The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which any performance or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (vesting date).
The income statement charge for a period represents the movement in cumulative expense recognised at the beginning and end of that period. No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market or non-vesting
condition, which are treated as vesting irrespective of whether or not the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Fair value measurement
The Group measures financial assets and liabilities at FVTPL, financial assets measured at FVOCI, and derivative financial instruments at fair value on a recurring basis and other assets when impaired or re-measured
on classification as held for sale by reference to fair value less costs of disposal. Additionally, the fair value of other financial assets and liabilities requires disclosure.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured by reference to the principal market for the asset or liability assuming that market participants act in their economic best interests.
The fair value of a
non-financial
asset assumes the asset is used in its highest and best use, either through continuing ownership or by selling it.
The Group uses valuation techniques that maximise the use of relevant observable inputs using the following valuation hierarchy:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities measured at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Further disclosures on the particular valuation techniques used by the Group are provided in note 25.
Where significant assets (such as property) are valued by reference to fair value less costs of disposal, an external valuation will normally be obtained using professional valuers who have appropriate market knowledge, reputation and independence.
Exceptional items
The Group discloses certain financial information both including and excluding exceptional items. The presentation of information excluding exceptional items allows a better understanding of the underlying trading performance of the Group and provides consistency with the Group’s internal management reporting. Exceptional items are identified by virtue of either their size or nature so as to facilitate comparison with prior periods and to assess underlying trends in the financial performance of the Group and its regional operating segments. Exceptional items can include, but are not restricted to, gains and losses on the disposal of assets, impairment charges and reversals and restructuring costs.
New accounting standards and presentational changes

IFRS 16 ‘Leases’
IFRS 16, which supersedes IAS 17, sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance
sheet model. The Group has a number of material property and equipment leases.
The Group has adopted IFRS 16 using the full retrospective method of adoption with the date of initial application being 1 January 2019. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), lease contracts for which the underlying asset is of low value
(‘low-value
assets’), and leases of intangible assets.
Before the adoption of IFRS 16, the Group classified each of its leases at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Finance leases were capitalised at the commencement of the lease at the inception date fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest (recognised as finance cost) and reduction of the lease liability. In an operating lease, the leased asset was not capitalised, and the lease payments were recognised as rent expense in the Group income statement on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognised within prepayments and trade and other payables, respectively.
Under IFRS 16, the Group recognises
right-of-use
assets at the commencement date of the lease (i.e. the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement
of lease liabilities. The cost of
right-of-use
assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased assets at the end of the lease term, recognised right-of-use
assets are depreciated to a residual value over the shorter of their estimated useful life or lease term.
Right-of-use
assets are subject to impairment testing.
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including
‘in-substance
fixed’ payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable lease payments that do not depend on an index or a rate are recognised as expense in the period over which the event or condition that triggers the payment occurs.
The lease acquired with the UK portfolio acquisition (see note 11) includes variable lease payments where rentals are linked to the performance of the hotels by way of reductions in rentals in the event that lower than target cash flows are generated by the hotels. In the event that rent reductions are not applicable, the Group’s exposure to this type of rental payment in excess of amounts reflected in the measurement of lease liabilities is £46m per annum over the remaining lease term of 24 years. Additional rentals, which are uncapped, are also payable and are calculated as a percentage of the profit earned by the hotels. Two German hotel leases operate under a similar structure (see note 15).
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the
‘in-substance
fixed’ lease payment or a change in the assessment regarding the purchase of the underlying asset.
The Group applies the short-term lease recognition exemption to its short-term leases of equipment (i.e. those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value
assets are recognised as an expense on a straight-line basis over the lease term.
Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. The Group is not party to any material leases where it acts as a lessor.
In accordance with the full retrospective method of adoption, the Group applied IFRS 16 at the date of initial application as if it had always been effective at the commencement date of existing lease contracts. Accordingly, the comparative information in these Consolidated Financial Statements has been restated, as summarised and set out below.
For the 12 months ended 31 December 2018:

•	Depreciation expense increased by $35m relating to the depreciation of new right-of-use assets recognised.

•	Rent expense decreased by $51m relating to previous operating leases.

•	Financial expenses increased by $19m relating to the interest expense on additional lease liabilities recognised.

•	Income tax expenses decreased by $1m relating to the tax effect of these changes.

•
Net cash from operating activities increased by $43m and the combination of cash from investing and financing activities reduced by the same amount, representing repayments of principal on the recognised lease liabilities.

At 31 December 2018:

•
Right-of-use
assets of $513m were recognised and presented separately in the Group statement of financial position. This includes $174m relating to leased assets previously recognised under finance leases, included within property, plant and equipment.

•
Lease liabilities of $670m were recognised and presented separately in the Group statement of financial position. Finance lease liabilities of $235m previously included in loans and other borrowings are now included in lease liabilities.

•	Prepayments of $3m and trade and other payables of $35m related to leases previously classified as operating leases were derecognised.

•	Net deferred tax liabilities decreased by $10m because of the deferred tax impact of the changes in assets and liabilities.

•	The net effect of these adjustments increased the Group’s net liabilities by $54m.

Impact of IFRS 16 on the Group income statement

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously	IFRS 16	As	As previously	IFRS 16	As
	reported	adoption	restated	reported	adoption	restated
	$m	$m	$m	$m	$m	$m
Revenue from fee business	1,486	—	1,486	1,379	—	1,379

Revenue from owned, leased and managed lease hotels	447	—	447	351	—	351

System Fund revenues	1,233	—	1,233	1,242	—	1,242

Reimbursement of costs	1,171	—	1,171	1,103	—	1,103

Total revenue	4,337	—	4,337	4,075	—	4,075

Cost of sales	(706)	18	(688)	(571)	17	(554)

System Fund expenses	(1,379)	—	(1,379)	(1,276)	—	(1,276)

Reimbursed costs	(1,171)	—	(1,171)	(1,103)	—	(1,103)

Administrative expenses	(448)	33	(415)	(388)	33	(355)

Share of (losses)/gains of associates and joint ventures	(1)	—	(1)	3	—	3

Other operating income	14	—	14	84	—	84

Depreciation and amortisation	(80)	(35)	(115)	(78)	(34)	(112)

Impairment charge	—	—	—	(18)	—	(18)

Operating profit	566	16	582	728	16	744

Financial income	5	—	5	4	—	4

Financial expenses	(82)	(19)	(101)	(76)	(19)	(95)

Fair value losses on contingent purchase consideration	(4)	—	(4)	—	—	—

Profit before tax	485	(3)	482	656	(3)	653

Tax	(133)	1	(132)	(115)	(3)	(118)

Profit for the year from continuing operations	352	(2)	350	541	(6)	535

Impact of IFRS 16 on the Group statement of comprehensive income

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously reported	IFRS 16 adoption	As restated	As previously reported	IFRS 16 adoption	As restated
	$m	$m	$m	$m	$m	$m
Profit for the year	352	(2)	350	541	(6)	535

Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m)	43	1	44	(88)	(2)	(90)

Other items	(10)	—	(10)	(47)	—	(47)

Total comprehensive income for the year	385	(1)	384	406	(8)	398

Impact of IFRS 16 on the Group statement of financial position

	31 December 2018			31 December 2017
	As previously reported $m	IFRS 16 adoption $m	As restated $m	As previously reported $m	IFRS 16 adoption $m	As restated $m
Property, plant and equipment	447	(174)	273	425	(175)	250

Right-of-use assets	—	513	513	—	486	486

Deferred tax assets	60	3	63	75	3	78

Other non-current assets	1,870	—	1,870	1,647	—	1,647

Total non-current assets	2,377	342	2,719	2,147	314	2,461

Trade and other receivables	613	(3)	610	551	(2)	549

Other current assets	763	—	763	312	—	312

Total current assets	1,376	(3)	1,373	863	(2)	861

Total assets	3,753	339	4,092	3,010	312	3,322

Loans and other borrowings	(120)	16	(104)	(126)	16	(110)

Lease liabilities	—	(55)	(55)	—	(44)	(44)

Trade and other payables	(618)	2	(616)	(597)	2	(595)

Other current liabilities	(632)	—	(632)	(557)	—	(557)

Total current liabilities	(1,370)	(37)	(1,407)	(1,280)	(26)	(1,306)

Loans and other borrowings	(2,129)	219	(1,910)	(1,893)	215	(1,678)

Lease liabilities	—	(615)	(615)	—	(589)	(589)

Trade and other payables	(158)	33	(125)	(36)	29	(7)

Deferred tax liabilities	(131)	7	(124)	(101)	6	(95)

Other non-current liabilities	(1,042)	—	(1,042)	(1,001)	—	(1,001)

Total non-current liabilities	(3,460)	(356)	(3,816)	(3,031)	(339)	(3,370)

Total liabilities	(4,830)	(393)	(5,223)	(4,311)	(365)	(4,676)

Net liabilities	(1,077)	(54)	(1,131)	(1,301)	(53)	(1,354)

Currency translation reserve	419	1	420	377	—	377

Retained earnings	1,166	(55)	1,111	951	(53)	898

Other equity	(2,670)	—	(2,670)	(2,636)	—	(2,636)

IHG shareholders’ equity	(1,085)	(54)	(1,139)	(1,308)	(53)	(1,361)

Non-controlling interest	8	—	8	7	—	7

Total equity	(1,077)	(54)	(1,131)	(1,301)	(53)	(1,354)

Impact of IFRS 16 on the Group statement of cash flows

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously reported $m	IFRS 16 adoption $m	As restated $m	As previously reported $m	IFRS 16 adoption $m	As restated $m
Profit for the year	352	(2)	350	541	(6)	535

Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	502	62	564	308	63	371

Cash flow from operations before contract acquisition costs	854	60	914	849	57	906

Contract acquisition costs, net of repayments	(54)	—	(54)	(57)	—	(57)

Cash flow from operations	800	60	860	792	57	849

Interest paid	(70)	(17)	(87)	(69)	(18)	(87)

Interest received	2	—	2	1	—	1

Tax paid on operating activities	(66)	—	(66)	(147)	—	(147)

Net cash from operating activities	666	43	709	577	39	616

Landlord contribution to property, plant and equipment	8	(8)	—	14	(14)	—

Other cash flows from investing activities	(197)	—	(197)	(220)	—	(220)

Net cash from investing activities	(189)	(8)	(197)	(206)	(14)	(220)

Principal element of lease payments	—	(35)	(35)	—	(25)	(25)

Other cash flows from financing activities	86	—	86	(446)	—	(446)

Net cash from financing activities	86	(35)	51	(446)	(25)	(471)

Net movement in cash and cash equivalents in the year	563	—	563	(75)	—	(75)

Cash and cash equivalents at beginning of the year	58	—	58	117	—	117

Exchange rate effects	(21)	—	(21)	16	—	16

Cash and cash equivalents at end of the year	600	—	600	58	—	58

Impact of IFRS 16 on basic and diluted earnings per ordinary share

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously reported cents	IFRS 16 adoption cents	As restated cents	As previously reported cents	IFRS 16 adoption cents	As restated cents
Basic earnings per ordinary share	184.7	(1.0)	183.7	279.8	(3.1)	276.7

Diluted earnings per ordinary share	182.8	(1.0)	181.8	278.4	(3.1)	275.3

Presentational changes
The presentation of the Group income statement has been amended to include exceptional items within the line item to which they relate, with a separate analysis of operating profit before System Fund and exceptional items.
Fair value gains and losses on contingent purchase consideration reported within financial expenses in 2018 are now presented as a separate line item on the face of the Group income statement.
Other standards adopted
From 1 January 2019, the Group has applied the amendments to:

•	IAS 28 ‘Investments in Associates and Joint Ventures’ relating to long-term interests to which the equity method is not applied;

•	IFRS 9 ‘Financial Instruments’ relating to prepayment features with negative compensation;

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’;

•	IAS 19 ‘Plan Amendment, Curtailment or Settlement’; and

•	Other existing standards arising from the Annual Improvements to IFRSs 2015–2017 cycle.
None of these amendments have had a material impact on the Group’s reported financial performance or position.
New standards issued but not yet effective
In 2019, the IASB published ‘Interest Rate Benchmark Reform, Amendments to IFRS 9, IAS 39 and IFRS 7’. There is no anticipated material impact from these amendments on the Group’s reported financial performance or position.
The effective date for IFRS 17 ‘Insurance Contracts’ is 1 January 2021. The Group has not yet determined the impact of this standard on the Group’s reported financial performance or position.